American Funds® Developing World Growth and
Income Fund
Investment portfolio
February 29, 2024
unaudited

Common stocks 93.50% Financials 26.43%	Shares	Value (000)
Hana Financial Group, Inc.	1,305,742	$55,501
AIA Group, Ltd.	6,203,367	50,391
Ping An Insurance (Group) Company of China, Ltd., Class H	8,222,200	36,860
Bank Mandiri (Persero) Tbk PT	72,989,506	32,512
ICICI Bank, Ltd.	1,867,441	23,698
ICICI Bank, Ltd. (ADR)	263,767	6,755
Bank Central Asia Tbk PT	48,461,300	30,452
Halyk Savings Bank of Kazakhstan OJSC (GDR)[1]	907,400	15,607
Halyk Savings Bank of Kazakhstan OJSC (GDR)	775,837	13,345
Grupo Financiero Banorte, SAB de CV, Series O	2,609,449	26,979
BDO Unibank, Inc.	8,678,910	23,621
Cholamandalam Investment and Finance Co., Ltd.	1,539,877	20,228
Nova Ljubljanska Banka dd (GDR)	926,698	20,031
Patria Investments, Ltd., Class A	1,216,413	18,125
Industrial and Commercial Bank of China, Ltd., Class H	31,977,300	16,500
360 ONE WAM, Ltd.	1,895,277	16,434
Hong Kong Exchanges and Clearing, Ltd.	504,500	15,645
HDFC Bank, Ltd.	849,106	14,372
Discovery, Ltd.	1,565,871	11,095
Banco Bilbao Vizcaya Argentaria, SA	1,110,826	11,028
Angel One, Ltd.	268,217	9,001
Erste Group Bank AG	217,786	8,686
B3 SA - Brasil, Bolsa, Balcao	2,977,158	7,684
Guaranty Trust Holding Co. PLC	307,903,264	7,644
Bank of Baroda	2,275,600	7,285
Kotak Mahindra Bank, Ltd.	223,200	4,548
KB Financial Group, Inc.	80,621	3,845
Akbank TAS	1,880,199	2,503
City Union Bank, Ltd.	1,305,600	2,128
HDFC Life Insurance Co., Ltd.	12	— [2]
Sberbank of Russia PJSC[3]	17,138,527	— [2]
Moscow Exchange MICEX-RTS PJSC[3]	2,020,003	— [2]
		512,503
Communication services 11.88%
NetEase, Inc.	1,182,900	26,620
NetEase, Inc. (ADR)	186,210	20,096
Tencent Holdings, Ltd.	923,902	32,710
TIM SA	8,533,642	31,191
MTN Group, Ltd.	5,955,347	25,927
Bharti Airtel, Ltd.	1,659,516	22,483
Singapore Telecommunications, Ltd.	9,291,100	16,227
PT Surya Citra Media Tbk	1,455,690,100	13,802
América Móvil, SAB de CV, Class B (ADR)	677,945	12,684
Airtel Africa PLC	7,535,900	9,023
KT Corp.	297,480	8,735
American Funds Developing World Growth and Income Fund — Page 1 of 7

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Telkom Indonesia (Persero) Tbk PT, Class B	32,764,700	$8,340
Indosat Tbk PT	3,552,600	2,583
		230,421
Information technology 11.61%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,918,100	107,357
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	176,670	22,732
Tokyo Electron, Ltd.	127,700	31,405
Capgemini SE	74,608	18,119
E Ink Holdings, Inc.	2,102,000	16,359
Samsung Electronics Co., Ltd.	251,802	13,880
ASML Holding NV	9,610	9,041
Advantech Co., Ltd.	410,000	5,058
Vanguard International Semiconductor Corp.	520,000	1,188
		225,139
Consumer discretionary 10.53%
MakeMyTrip, Ltd.[4]	513,171	31,657
Alibaba Group Holding, Ltd.	1,740,900	16,209
Alibaba Group Holding, Ltd. (ADR)	124,622	9,226
Midea Group Co., Ltd., Class A	2,354,771	20,502
Lojas Renner SA	5,779,553	18,370
MercadoLibre, Inc.[4]	10,622	16,945
Galaxy Entertainment Group, Ltd.	2,893,500	15,799
BYD Co., Ltd., Class A	361,786	9,617
BYD Co., Ltd., Class H	128,000	3,160
H World Group, Ltd. (ADR)	337,508	12,339
Li Ning Co., Ltd.	3,339,000	8,325
Shenzhou International Group Holdings, Ltd.	983,700	8,110
Bloomberry Resorts Corp.[4]	40,161,200	8,016
Magazine Luiza SA4	16,980,159	7,276
Trip.com Group, Ltd. (ADR)[4]	151,600	6,742
China Tourism Group Duty Free Corp., Ltd., Class H5	528,350	5,189
China Tourism Group Duty Free Corp., Ltd., Class A	102,090	1,236
Coupang, Inc., Class A4	294,585	5,456
		204,174
Consumer staples 8.43%
Varun Beverages, Ltd.	1,256,941	21,352
Indofood CBP Sukses Makmur Tbk PT	24,331,600	17,883
Godrej Consumer Products, Ltd.	1,169,976	17,747
Kweichow Moutai Co., Ltd., Class A	72,973	17,195
First Pacific Co., Ltd.	33,187,033	13,394
KT&G Corp.	168,533	11,770
Fomento Económico Mexicano, SAB de CV	855,900	10,688
United Spirits, Ltd.	753,900	10,600
Philip Morris International, Inc.	105,800	9,518
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	3,549,725	7,889
Coca-Cola HBC AG (CDI)	191,900	5,971
ITC, Ltd.	941,047	4,611
Foshan Haitian Flavouring and Food Co., Ltd., Class A	795,061	4,494
Arca Continental, SAB de CV5	415,749	4,479
American Funds Developing World Growth and Income Fund — Page 2 of 7

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Carlsberg A/S, Class B	31,300	$4,361
Proya Cosmetics Co., Ltd., Class A	102,980	1,519
		163,471
Health care 7.21%
Jiangsu Hengrui Medicine Co., Ltd., Class A	5,272,269	31,253
BeiGene, Ltd. (ADR)[4]	165,468	27,410
BeiGene, Ltd.[4]	234,946	3,181
Rede D’Or Sao Luiz SA	5,296,467	26,977
Innovent Biologics, Inc.[4]	3,012,500	16,295
Hypera SA, ordinary nominative shares	1,801,956	11,919
Max Healthcare Institute, Ltd.	1,176,558	11,257
Kalbe Farma Tbk PT	92,475,100	8,768
Legend Biotech Corp. (ADR)[4]	41,654	2,714
		139,774
Industrials 7.12%
International Container Terminal Services, Inc.	4,241,670	21,806
Jiangsu Hengli Hydraulic Co., Ltd., Class A	2,231,561	17,624
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	1,112,039	16,420
Shenzhen Inovance Technology Co., Ltd., Class A	1,846,125	16,223
Airbus SE, non-registered shares	87,590	14,479
CCR SA, ordinary nominative shares	5,006,072	13,877
AirTAC International Group	261,700	10,018
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	923,831	8,007
InPost SA4	355,876	5,550
Contemporary Amperex Technology Co., Ltd., Class A	243,028	5,524
Haitian International Holdings, Ltd.	1,765,000	4,473
Wizz Air Holdings PLC[4]	93,457	2,521
Voltronic Power Technology Corp.	30,000	1,523
		138,045
Energy 3.36%
TotalEnergies SE	456,210	29,086
AKR Corporindo Tbk PT	149,359,900	16,157
Saudi Arabian Oil Co.	1,615,432	13,655
INPEX Corp.	464,500	6,231
Gazprom PJSC[3,4]	4,615,160	— [2]
Rosneft Oil Co. PJSC[3]	705,296	— [2]
		65,129
Materials 3.31%
Barrick Gold Corp.	1,342,106	19,675
Vale SA (ADR), ordinary nominative shares	846,342	11,350
Vale SA, ordinary nominative shares	189,922	2,559
Freeport-McMoRan, Inc.	298,289	11,278
Loma Negra Compania Industrial Argentina SA (ADR)	797,054	5,237
Anhui Conch Cement Co., Ltd., Class H	2,041,000	4,463
Fresnillo PLC	708,390	4,072
Glencore PLC	772,296	3,657
Albemarle Corp.	13,107	1,807
Alrosa PJSC[3]	9,682,504	— [2]
		64,098
American Funds Developing World Growth and Income Fund — Page 3 of 7

unaudited
Common stocks (continued) Real estate 2.70%	Shares	Value (000)
Prologis Property Mexico, SA de CV, REIT	5,968,491	$26,827
ALLOS SA, ordinary nominative shares	2,533,337	12,582
Corp. Inmobiliaria Vesta, SAB de CV (ADR)[5]	174,168	6,129
Corp. Inmobiliaria Vesta, SAB de CV	1,493,922	5,237
Longfor Group Holdings, Ltd.	1,304,000	1,646
		52,421
Utilities 0.92%
ENN Energy Holdings, Ltd.	1,073,645	8,824
Power Grid Corporation of India, Ltd.	1,432,024	4,885
China Resources Gas Group, Ltd.	1,355,900	4,105
		17,814
Total common stocks (cost: $1,615,119,000)		1,812,989
Preferred securities 0.68% Information technology 0.40%
Samsung Electronics Co., Ltd., nonvoting preferred shares	163,060	7,788
Financials 0.21%
Banco Bradesco SA, preferred nominative shares	1,440,844	3,985
Materials 0.07%
Gerdau SA, preferred nominative shares	337,303	1,459
Total preferred securities (cost: $10,809,000)		13,232
Rights & warrants 0.05% Consumer discretionary 0.05%
Midea Group Co., Ltd., warrants, expire 3/19/2025[1,4]	103,800	904
Magazine Luiza SA, rights, expire 3/1/2024[4]	1,626,532	59
Total rights & warrants (cost: $883,000)		963
Bonds, notes & other debt instruments 0.40% Corporate bonds, notes & loans 0.24% Energy 0.24%	Principal amount (000)
Borr IHC, Ltd. 10.00% 11/15/2028[1]	USD4,420	4,575
Bonds & notes of governments & government agencies outside the U.S. 0.16%
Colombia (Republic of) 8.00% 4/20/2033	3,000	3,142
Total bonds, notes & other debt instruments (cost: $7,634,000)		7,717
Short-term securities 4.73% Money market investments 4.64%	Shares
Capital Group Central Cash Fund 5.41%[6,7]	899,895	89,990
American Funds Developing World Growth and Income Fund — Page 4 of 7

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.09%	Shares	Value (000)
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.25%[6,8]	1,741,074	$1,741
Total short-term securities (cost: $91,731,000)		91,731
Total investment securities 99.36% (cost: $1,726,176,000)		1,926,632
Other assets less liabilities 0.64%		12,447
Net assets 100.00%		$1,939,079
Investments in affiliates7

	Value at 12/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/29/2024 (000)	Dividend or interest income (000)
Short-term securities 4.64%
Money market investments 4.64%
Capital Group Central Cash Fund 5.41%[6]	$43,033	$151,058	$104,106	$5	$— [2]	$89,990	$714

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,086,000, which represented 1.09% of the net assets of the fund.

[2]	Amount less than one thousand.
[3]	Value determined using significant unobservable inputs.
[4]	Security did not produce income during the last 12 months.
[5]	All or a portion of this security was on loan. The total value of all such securities was $3,634,000, which represented .19% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 2/29/2024.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds Developing World Growth and Income Fund — Page 5 of 7

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of February 29, 2024 (dollars in thousands):
American Funds Developing World Growth and Income Fund — Page 6 of 7

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$512,503	$—	$— *	$512,503
Communication services	230,421	—	—	230,421
Information technology	225,139	—	—	225,139
Consumer discretionary	204,174	—	—	204,174
Consumer staples	163,471	—	—	163,471
Health care	139,774	—	—	139,774
Industrials	128,027	10,018	—	138,045
Energy	65,129	—	— *	65,129
Materials	64,098	—	— *	64,098
Real estate	52,421	—	—	52,421
Utilities	17,814	—	—	17,814
Preferred securities	13,232	—	—	13,232
Rights & warrants	—	963	—	963
Bonds, notes & other debt instruments	—	7,717	—	7,717
Short-term securities	91,731	—	—	91,731
Total	$1,907,934	$18,698	$— *	$1,926,632
*
Amount less than one thousand.
Key to abbreviation(s)
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-100-0424O-S96412
American Funds Developing World Growth and Income Fund — Page 7 of 7